Shareholder Fees {- Fidelity® Stock Selector All Cap Fund}	Nov. 29, 2021 USD ($)
09.30 Fidelity Stock Selector All Cap Fund-K PRO-10 | Fidelity® Stock Selector All Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none